UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Diversified Small Cap Growth Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Health Care — 24.4%
Acorda Therapeutics, Inc.*	14,391	$357,760
Align Technology, Inc.*	8,945	248,224
Auxilium Pharmaceuticals, Inc.*	19,920	369,118
BioMarin Pharmaceutical, Inc.*	13,156	647,933
DexCom, Inc.*	15,350	208,914
Endologix, Inc.*	17,315	246,566
Fluidigm Corp.*	24,944	356,949
Genomic Health, Inc.*	10,732	292,554
HMS Holdings Corp.*	6,120	158,630
Impax Laboratories, Inc.*	19,845	406,624
Insulet Corp.*	21,311	452,219
NxStage Medical, Inc.*	29,344	330,120
Onyx Pharmaceuticals, Inc.*	9,210	695,631
RTI Biologics, Inc.*	70,545	301,227
Salix Pharmaceuticals Ltd.*	6,865	277,895
Spectranetics Corp.*	40,695	601,065
Thoratec Corp.*	13,665	512,711
United Therapeutics Corp.*	3,260	174,149
Vocera Communications, Inc.*	12,520	314,252
Wright Medical Group, Inc.*	10,290	215,987
		7,168,528

Information Technology — 20.6%
Aruba Networks, Inc.*	19,091	396,138
Aspen Technology, Inc.*	16,825	465,043
Bankrate, Inc.*	17,765	221,174
Blackbaud, Inc.	14,130	322,588
Cadence Design Systems, Inc.*	29,680	400,977
comScore, Inc.*	17,042	234,839
FEI Co.	7,045	390,716
InterXion Holding NV (Netherlands)*	15,105	358,895
j2 Global, Inc.	10,765	329,194
MAXIMUS, Inc.	8,105	512,398
MICROS Systems, Inc.*	6,143	260,709
Microsemi Corp.*	18,007	378,867
Multi-Fineline Electronix, Inc.*	6,857	138,581
Parametric Technology Corp.*	11,046	248,645
Power Integrations, Inc.	5,145	172,923
Skyworks Solutions, Inc.*	13,236	268,691
Synaptics, Inc.*	6,800	203,796
SYNNEX Corp.*	6,620	227,596
Virtusa Corp.*	16,835	276,599
VistaPrint NV (Netherlands)†*	7,850	257,951
		6,066,320

Industrials — 18.1%
Applied Industrial Technologies, Inc.	7,260	304,993
Belden, Inc.	9,095	409,184
CLARCOR, Inc.	3,870	184,909
EMCOR Group, Inc.	7,885	272,900
Encore Capital Group, Inc.*	5,298	162,225
EnerSys, Inc.*	8,040	302,545
ESCO Technologies, Inc.	7,702	288,132
Forward Air Corp.	9,218	322,722
Lindsay Corp.	2,578	206,549
Middleby Corp.*	2,852	365,655
Old Dominion Freight Line, Inc.*	10,473	358,997
Portfolio Recovery Associates, Inc.*	2,608	278,691
Raven Industries, Inc.*	5,868	154,680
Rollins, Inc.	8,320	183,373
Sykes Enterprises, Inc.*	21,585	328,524
Tetra Tech, Inc.*	16,390	433,516
Trex Co., Inc.*	7,350	273,640
Triumph Group, Inc.	4,645	303,318
Wabtec Corp. DE	2,193	191,975
		5,326,528

Consumer Discretionary — 16.0%
BJ's Restaurants, Inc.*	6,649	218,752
Buffalo Wild Wings, Inc.*	4,670	340,069
Cato Corp. (The) - Class A	9,893	271,366
Chico's FAS, Inc.	23,862	440,493
Cinemark Holdings, Inc.	16,910	439,322
Coinstar, Inc.†*	9,090	472,771
Life Time Fitness, Inc.*	8,250	405,982
Papa John's International, Inc.*	8,930	490,614
rue21, Inc.*	7,210	204,692
Steiner Leisure Ltd. (Bahamas)	7,460	359,497
Texas Roadhouse, Inc.	21,415	359,772
True Religion Apparel, Inc.	12,575	319,656
Vera Bradley, Inc.†*	15,300	384,030
		4,707,016

Energy — 7.6%
Dril-Quip, Inc.*	5,395	394,105
Energy XXI Bermuda Ltd. (Bermuda)	12,380	398,512
Gulfport Energy Corp.*	13,360	510,619
Oasis Petroleum, Inc.*	12,425	395,115
PetroQuest Energy, Inc.*	57,982	287,011
Rentech, Inc.	99,155	260,778
		2,246,140

Financials — 5.2%
BancorpSouth, Inc.	12,670	184,222
Cash America International, Inc.	8,760	347,509
Ezcorp, Inc. - Class A*	18,645	370,290
First Cash Financial Services, Inc.*	8,755	434,423
Old National BanCorp. IN	14,915	177,041
		1,513,485

Materials — 3.3%
Buckeye Technologies, Inc.	9,495	272,601
Chemtura Corp.*	13,465	286,266
LSB Industries, Inc.*	11,666	413,210
		972,077

Consumer Staples — 3.2%
Boston Beer Co., Inc. - Class A (The)†*	1,434	192,801
Darling International, Inc.*	18,420	295,457
Lancaster Colony Corp.	4,507	311,839
Pricesmart, Inc.	1,895	146,010
		946,107
Total Common Stocks		$28,946,201

1

Touchstone Diversified Small Cap Growth Fund (Continued)

		Market
	Shares	Value

Investment Funds — 6.0%
Invesco Government & Agency
Portfolio**	1,285,789	$1,285,789
Touchstone Institutional Money Market
Fund^	464,592	464,592
Total Investment Funds		$1,750,381

Total Investment Securities —104.4%
(Cost $27,582,937)		$30,696,582

Liabilities in Excess of Other Assets — (4.4%)		(1,290,493)

Net Assets — 100.0%		$29,406,089

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $1,294,191.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$28,946,201	$—	$—	$28,946,201
Investment
Funds	1,750,381	—	—	1,750,381

				$30,696,582

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Information Technology — 26.1%
Alliance Data Systems Corp.*	29,460	$4,264,630
Apple, Inc.	21,395	11,404,177
Citrix Systems, Inc.*	32,710	2,150,682
Cognizant Technology Solutions Corp. -
Class A*	42,170	3,122,688
EMC Corp.*	97,260	2,460,678
Google, Inc. - Class A*	6,728	4,772,641
Maxim Integrated Products, Inc.	62,050	1,824,270
MoneyGram International, Inc.*	107,899	1,433,978
NICE Systems Ltd. (Israel) ADR*	50,087	1,676,913
Nuance Communications, Inc.*	115,980	2,588,674
Oracle Corp.	106,220	3,539,250
QUALCOMM, Inc.	36,299	2,251,265
Red Hat, Inc.*	56,030	2,967,349
Salesforce.com, Inc.*	15,530	2,610,593
		47,067,788

Health Care — 14.6%
ArthroCare Corp.*	117,740	4,072,627
Celgene Corp.*	74,080	5,831,578
Cooper Cos., Inc. (The)	31,410	2,904,797
Medivation, Inc.*	27,420	1,402,807
Merck & Co., Inc.	78,980	3,233,441
Thermo Fisher Scientific, Inc.	65,430	4,173,125
Vertex Pharmaceuticals, Inc.*	44,370	1,860,878
Watson Pharmaceuticals, Inc.*	32,330	2,780,380
		26,259,633

Industrials — 12.5%
BE Aerospace, Inc.*	43,831	2,165,251
Danaher Corp.	61,200	3,421,080
Hexcel Corp.*	89,963	2,425,402
Huron Consulting Group, Inc.*	29,910	1,007,669
JB Hunt Transport Services, Inc.	28,650	1,710,692
Landstar System, Inc.	41,600	2,182,336
Stanley Black & Decker, Inc.	47,920	3,544,642
United Technologies Corp.	33,200	2,722,732
WESCO International, Inc.*	50,620	3,413,307
		22,593,111

Consumer Discretionary — 11.6%
Amazon.com, Inc.*	9,980	2,506,377
Gannett Co., Inc.	97,570	1,757,236
Home Depot, Inc. (The)	43,490	2,689,856
NVR, Inc.*	2,915	2,681,800
Signet Jewelers Ltd. (Bermuda)	36,350	1,941,090
Starbucks Corp.	55,910	2,997,894
Walt Disney Co. (The)	53,430	2,660,280
Williams-Sonoma, Inc.	82,520	3,611,900
		20,846,433

Financials — 9.1%
American International Group, Inc.*	105,490	3,723,797
Ameriprise Financial, Inc.	42,440	2,658,017
CBRE Group, Inc. - Class A*	153,470	3,054,053
Citigroup, Inc.	72,280	2,859,397
Visa, Inc. - Class A	27,830	4,218,471
		16,513,735

Consumer Staples — 8.4%
B&G Foods, Inc.	88,200	2,496,942
Costco Wholesale Corp.	17,770	1,755,143
Hershey Co. (The)	48,780	3,522,892
Kraft Foods Group, Inc.	45,653	2,075,843
Mondelez International, Inc. - Class A	137,000	3,489,390
Whole Foods Market, Inc.	19,430	1,774,542
		15,114,752

Energy — 8.3%
Denbury Resources, Inc.*	56,460	914,652
Halliburton Co.	80,800	2,802,952
National Oilwell Varco, Inc.	30,340	2,073,739
Tesoro Corp.	113,283	4,990,116
Valero Energy Corp.	121,730	4,153,428
		14,934,887

Materials — 8.1%
Eastman Chemical Co.	44,970	3,060,208
International Paper Co.	64,360	2,564,102
Monsanto Co.	39,690	3,756,658
PPG Industries, Inc.	25,710	3,479,848
Westlake Chemical Corp.	23,261	1,844,597
		14,705,413
Total Common Stocks		$178,035,752

Investment Fund — 1.2%
Touchstone Institutional Money Market
Fund^	2,264,639	2,264,639

Total Investment Securities —99.9%
(Cost $168,196,310)		$180,300,391

Other Assets in Excess of Liabilities — 0.1%		90,831

Net Assets — 100.0%		$180,391,222

*	Non-income producing security.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

3

Touchstone Growth Opportunities Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$178,035,752	$—	$—	$178,035,752
Investment
Fund	2,264,639	—	—	2,264,639

				$180,300,391

See accompanying Notes to Portfolio of Investments.

4

Portfolio of Investments

Touchstone Large Cap Growth Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Consumer Discretionary — 26.5%
Comcast Corp. - Class A	527,810	$19,729,538
Dollar General Corp.*	377,700	16,652,793
Foot Locker, Inc.	515,975	16,573,117
Home Depot, Inc. (The)	367,765	22,746,265
Lowe's Cos., Inc.	768,000	27,279,360
Macy's, Inc.	580,745	22,660,670
TJX Cos., Inc.	624,310	26,501,960
Toll Brothers, Inc.*	557,100	18,011,043
Ulta Salon Cosmetics & Fragrance, Inc.	253,410	24,900,067
Walt Disney Co. (The)	363,330	18,090,201
Wyndham Worldwide Corp.	415,455	22,106,361
		235,251,375

Information Technology — 23.4%
Alliance Data Systems Corp.†*	234,910	34,005,572
Apple, Inc.	53,270	28,394,508
ASML Holding NV†	248,413	16,000,281
eBay, Inc.*	436,825	22,286,812
Equinix, Inc.*	164,352	33,889,382
Mastercard, Inc. - Class A	46,865	23,023,837
Seagate Technology PLC (Ireland)	625,610	19,068,593
Visa, Inc. - Class A	206,254	31,263,981
		207,932,966

Consumer Staples — 11.6%
Church & Dwight Co., Inc.	417,558	22,368,582
Costco Wholesale Corp.	196,630	19,421,145
Hershey Co. (The)	238,380	17,215,804
Wal-Mart Stores, Inc.	234,635	16,009,146
Whole Foods Market, Inc.	301,245	27,512,706
		102,527,383

Health Care — 9.2%
Alexion Pharmaceuticals, Inc.*	204,866	19,218,479
Biogen Idec, Inc.*	173,625	25,465,579
Merck & Co., Inc.	413,090	16,911,905
Mylan, Inc.*	739,800	20,329,704
		81,925,667

Financials — 8.1%
American Tower Corp. REIT	399,885	30,899,114
Discover Financial Services	594,000	22,898,700
US Bancorp	560,900	17,915,145
		71,712,959

Utilities — 6.1%
NiSource, Inc.	759,025	18,892,132
Sempra Energy	280,000	19,863,199
Xcel Energy, Inc.	556,180	14,855,568
		53,610,899

Industrials — 5.3%
Lockheed Martin Corp.	241,700	22,306,493
Raytheon Co.	431,030	24,810,087
		47,116,580

Energy — 4.7%
Marathon Petroleum Corp.	368,600	23,221,800
Williams Cos., Inc. (The)	559,200	18,308,207
		41,530,007

Telecommunication Services — 4.5%
BCE, Inc. (Canada)	445,885	19,146,302
Crown Castle International Corp.*	291,843	21,059,391
		40,205,693
Total Common Stocks		$881,813,529

Investment Funds — 2.9%
Invesco Government & Agency
Portfolio**	18,752,856	18,752,856
Touchstone Institutional Money Market
Fund^	7,457,095	7,457,095
Total Investment Funds		$26,209,951

Total Investment Securities —102.3%
(Cost $802,466,137)		$908,023,480

Liabilities in Excess of Other Assets — (2.3%)		(20,813,168)

Net Assets — 100.0%		$887,210,312

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $18,691,994.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

5

Touchstone Large Cap Growth Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$881,813,529	$—	$—	$881,813,529
Investment
Funds	26,209,951	—	—	26,209,951

				$908,023,480

See accompanying Notes to Portfolio of Investments.

6

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Consumer Discretionary — 20.3%
AMC Networks, Inc.-Class A*	166,120	$8,222,940
Bed Bath & Beyond, Inc.*	84,470	4,722,718
Darden Restaurants, Inc.	105,580	4,758,491
Discovery Communications, Inc.-Class
A*	165,250	10,490,070
DISH Network Corp.- Class A	121,070	4,406,947
Dollar General Corp.*	216,820	9,559,594
Gannett Co., Inc.	319,380	5,752,034
GNC Holdings, Inc. - Class A	142,670	4,748,058
Jarden Corp.	159,140	8,227,538
Mattel, Inc.	297,740	10,903,239
Mohawk Industries, Inc.*	78,130	7,068,421
Nordstrom, Inc.	190,140	10,172,490
NVR, Inc.*	9,569	8,803,480
Penn National Gaming, Inc.*	84,818	4,165,412
Starwood Hotels & Resorts Worldwide,
Inc.	128,760	7,385,674
Tiffany & Co.	114,800	6,582,632
Wynn Resorts Ltd.	54,200	6,096,958
		122,066,696

Information Technology — 16.9%
Alliance Data Systems Corp.*	125,740	18,202,122
Altera Corp.	154,150	5,308,925
Autodesk, Inc.*	223,830	7,912,390
Check Point Software Technologies Ltd.
(Israel)*	223,130	10,629,913
F5 Networks, Inc.*	69,680	6,769,412
Gartner, Inc.*	161,116	7,414,558
Maxim Integrated Products, Inc.	194,970	5,732,117
NetApp, Inc.*	131,630	4,416,186
NICE Systems Ltd. (Israel) ADR*	270,287	9,049,209
Red Hat, Inc.*	189,910	10,057,634
Skyworks Solutions, Inc.*	325,190	6,601,357
Teradata Corp.*	105,600	6,535,584
VeriFone Systems, Inc.*	102,060	3,029,141
		101,658,548

Health Care — 16.4%
Cardinal Health, Inc.	149,190	6,143,644
Cooper Cos., Inc. (The)	143,589	13,279,111
CR Bard, Inc.	143,590	14,034,487
DENTSPLY International, Inc.	382,910	15,167,065
Hologic, Inc.*	419,510	8,402,785
IDEXX Laboratories, Inc.*	63,520	5,894,656
Mettler-Toledo International, Inc.*	68,629	13,265,986
Vertex Pharmaceuticals, Inc.*	207,470	8,701,292
Warner Chilcott PLC - Class A	337,720	4,066,149
Watson Pharmaceuticals, Inc.*	113,350	9,748,100
		98,703,275

Energy — 11.5%
CONSOL Energy, Inc.	302,570	9,712,497
Denbury Resources, Inc.*	571,550	9,259,110
Ensco PLC- Class A	171,840	10,186,675
Tesoro Corp.	392,060	17,270,243
Valero Energy Corp.	403,720	13,774,926
Weatherford International Ltd.
(Switzerland)*	787,640	8,813,692
		69,017,143

Industrials — 10.5%
IDEX Corp.	273,110	12,707,808
IHS, Inc. - Class A*	107,345	10,305,120
JB Hunt Transport Services, Inc.	148,520	8,868,129
Stanley Black & Decker, Inc.	183,760	13,592,727
TransDigm Group, Inc.	75,320	10,270,635
United Rentals, Inc.*	168,210	7,656,919
		63,401,338

Financials — 8.2%
Ameriprise Financial, Inc.	239,420	14,994,875
CBRE Group, Inc. - Class A*	523,683	10,421,292
Plum Creek Timber Co., Inc. REIT	204,840	9,088,751
Reinsurance Group of America, Inc.	168,930	9,041,134
Willis Group Holdings PLC (United
Kingdom)	178,790	5,994,829
		49,540,881

Materials — 5.9%
Celanese Corp.	134,440	5,986,613
Crown Holdings, Inc.*	306,937	11,298,351
Eastman Chemical Co.	177,874	12,104,326
FMC Corp.	107,640	6,299,093
		35,688,383

Consumer Staples — 5.9%
Dean Foods Co.*	308,300	5,090,033
Ralcorp Holdings, Inc.*	214,660	19,244,269
WhiteWave Foods Co.- Class A†*	202,010	3,139,235
Whole Foods Market, Inc.	88,718	8,102,615
		35,576,152

Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	41,530	2,949,461
Total Common Stocks		$578,601,877

Investment Funds — 2.3%
Invesco Government & Agency
Portfolio**	2,814,208	2,814,208
Touchstone Institutional Money Market
Fund^	10,731,439	10,731,439
Total Investment Funds		$13,545,647

Total Investment Securities —98.4%
(Cost $546,637,804)		$592,147,524

Other Assets in Excess of Liabilities — 1.6%		9,926,759

Net Assets — 100.0%		$602,074,283

7

Touchstone Mid Cap Growth Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $2,733,299.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common
Stocks	$578,601,877	$—	$—	$578,601,877
Investment
Funds	13,545,647	—	—	13,545,647

				$592,147,524

See accompanying Notes to Portfolio of Investments.

8

Notes to Portfolios of Investments

December 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of December 31, 2012.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2012, there were no transfers between Levels 1, 2, and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is high or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security

9

Notes to Portfolios of Investments (Continued)

on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risk of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

New accounting pronoucements— In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transitions eligible for offsets in the statements of assets and liabilities as well as instruments and transitions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2001-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No.2011-11 on the financial statements and disclosure.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the securities loaned plus accrued interest, if any. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified

10

Notes to Portfolios of Investments (Continued)

amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Diversified Small Cap Growth Fund	$1,294,191	$1,285,789
Large Cap Growth Fund	18,691,994	18,752,856
Mid Cap Growth Fund	2,733,299	2,814,208

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Diversified Small Cap Growth Fund	$27,582,937	$4,357,162	$(1,243,517)	$3,113,645
Growth Opportunities Fund	168,196,310	15,432,598	(3,328,517)	12,104,081
Large Cap Growth Fund	802,466,137	120,273,548	(14,716,205)	105,557,343
Mid Cap Growth Fund	546,637,804	67,519,440	(22,009,720)	45,509,720

11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/27/13

* Print the name and title of each signing officer under his or her signature.